Equity - Additional Information (Details) - USD ($) $ in Millions		2 Months Ended	6 Months Ended
		Jun. 27, 2026	Jun. 27, 2026	Jun. 28, 2026	May 06, 2026	Dec. 31, 2025	Aug. 31, 2025
Cumulative fair value loss on trade investments within other reserves		$ (11)	$ (11)	$ (11)		$ (11)
Shares purchased	[1]		250
Payments to acquire entity's shares			116
May 2026 share buyback programme
Authorized share repurchase program amount					$ 500
Number of shares purchased (in shares)		9,076,588
Purchase of treasury shares		$ 137
Value of treasury shares to be repurchased		113	$ 113
Shares purchased		250
Payments to acquire entity's shares		$ 116
August 2025 share buyback programme
Authorized share repurchase program amount							$ 500

[1]	Refer to Note 8 for further information.